Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Debt
Schedule of debt
Debt consisted of the following (in thousands):

	December 31,
	2013	2012
Senior Secured Credit Facility:
Revolving credit loans	$5,000	$—
$118,750 and $125,000 Term loans, net of discount of $345 and $435 as of December 31, 2013 and December 31, 2012, respectively	118,405	124,565
$314,200 and $257,400 Incremental term loans, net of discount of $1,684 and $2,020 as of December 31, 2013 and December 31, 2012, respectively	312,516	255,380
8 3/8% Senior Notes due 2018	200,000	200,000
6 3/8% Senior Notes due 2021	290,000	290,000
Capital lease obligations	14,604	14,881
Other debt	4,167	5,401
Total debt	944,692	890,227
Less current portion	17,364	10,756
Total long-term debt	$927,328	$879,471

Summary of scheduled future principal repayments on the entity's debt agreements
The following table summarizes scheduled future principal repayments on our debt agreements and capital leases (in thousands):

	Revolving Facilities		Term Loans	Incremental Term Loans	8 3/8% Senior Notes	6 3/8% Senior Notes	Capital Leases	Other Debt	Total
Final maturity date	10/26/2017		10/26/2017	12/21/2018	4/15/2018	1/15/2021	Various	Various
2014	$—		$12,500	$3,200	$—	$—	$502	$1,162	$17,364
2015	—		18,750	3,200	—	—	528	1,162	23,640
2016	—		25,000	3,200	—	—	620	1,024	29,844
2017	5,000	(1)	62,500	3,200	—	—	577	819	72,096
2018	—		—	301,400	200,000	—	609	—	502,009
2019 and thereafter	—		—	—	—	290,000	11,768	—	301,768
Total	$5,000		$118,750	$314,200	$200,000	$290,000	$14,604	$4,167	$946,721

_______________________________________________________________________________

(1)	An additional $25 million was outstanding on our revolving credit facility as of the date of this report and is not reflected in our balance sheet as of December 31, 2013.

Schedule of carrying amounts and fair values of long-term debt
The carrying amounts and fair values of our long-term debt were as follows (in thousands):

	December 31, 2013		December 31, 2012
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in thousands)
Revolving credit loans	$5,000	$5,000	$—	$—
Term loans	430,921	432,105	379,945	380,599
Senior notes	490,000	512,983	490,000	524,500
Other debt	4,167	4,167	5,401	5,401
Total	$930,088	$954,255	$875,346	$910,500

8.375% Senior Notes
Long-term Debt
Summary of certain key terms including the LIBOR-based borrowing rates of the entity's senior secured credit facility

8 3/8% Senior Notes
Final maturity date	4/15/2018
Annual interest rate	8.375%
Payable semi-annually in arrears	April 15th
October 15th

6.375% Senior Notes
Long-term Debt
Summary of certain key terms including the LIBOR-based borrowing rates of the entity's senior secured credit facility

6 3/8% Senior Notes
Final maturity date	1/15/2021
Annual interest rate	6.375%
Payable semi-annually in arrears	January 15th
July 15th

Senior Secured Credit Facility
Long-term Debt
Summary of certain key terms including the LIBOR-based borrowing rates of the entity's senior secured credit facility
The following table summarizes certain key terms including the LIBOR-based borrowing rates of our senior secured credit facility as of December 31, 2013 (in thousands):

	Credit Facility
	Revolving Facility	Term Loans	Incremental Term Loans
Final maturity date	10/26/2017	10/26/2017	12/21/2018
Available balance as of December 31, 2013	$70,000	$—	$—
Interest rates as of December 31, 2013:
Interest rate	0.17%	0.17%	1.00%
Applicable margin	2.75%	2.75%	3.00%
Total	2.92%	2.92%	4.00%

LIN Television
Long-term Debt
Schedule of debt
Debt consisted of the following (in thousands):

	December 31,
	2013	2012
Senior Secured Credit Facility:
Revolving credit loans	$5,000	$—
$118,750 and $125,000 Term loans, net of discount of $345 and $435 as of December 31, 2013 and December 31, 2012, respectively	118,405	124,565
$314,200 and $257,400 Incremental term loans, net of discount of $1,684 and $2,020 as of December 31, 2013 and December 31, 2012, respectively	312,516	255,380
8 3/8% Senior Notes due 2018	200,000	200,000
6 3/8% Senior Notes due 2021	290,000	290,000
Capital lease obligations	14,604	14,881
Other debt	6,167	5,401
Total debt	946,692	890,227
Less current portion	17,364	10,756
Total long-term debt	$929,328	$879,471

Summary of scheduled future principal repayments on the entity's debt agreements
The following table summarizes scheduled future principal repayments on our debt agreements and capital leases (in thousands):

	Revolving Facilities		Term Loans	Incremental Term Loans	8 3/8% Senior Notes	6 3/8% Senior Notes	Capital Leases	Other Debt	Total
Final maturity date	10/26/2017		10/26/2017	12/21/2018	4/15/2018	1/15/2021	Various	Various
2014	$—		$12,500	$3,200	$—	$—	$502	$1,162	$17,364
2015	—		18,750	3,200	—	—	528	1,162	23,640
2016	—		25,000	3,200	—	—	620	1,024	29,844
2017	5,000	(1)	62,500	3,200	—	—	577	819	72,096
2018	—		—	301,400	200,000	—	609	2,000	504,009
2019 and thereafter	—		—	—	—	290,000	11,768	—	301,768
Total	$5,000		$118,750	$314,200	$200,000	$290,000	$14,604	$6,167	$948,721

_______________________________________________________________________________

(1)	An additional $25 million was outstanding on our revolving credit facility as of the date of this report and is not reflected in our balance sheet as of December 31, 2013.

Schedule of carrying amounts and fair values of long-term debt
The carrying amounts and fair values of our long-term debt were as follows (in thousands):

	December 31, 2013		December 31, 2012
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in thousands)
Revolving credit loans	$5,000	$5,000	$—	$—
Term loans	430,921	432,105	379,945	380,599
Senior notes	490,000	512,983	490,000	524,500
Other debt	6,167	6,167	5,401	5,401
Total	$932,088	$956,255	$875,346	$910,500

LIN Television | 8.375% Senior Notes
Long-term Debt
Summary of certain key terms including the LIBOR-based borrowing rates of the entity's senior secured credit facility	8 3/8% Senior Notes

8 3/8% Senior Notes
Final maturity date	4/15/2018
Annual interest rate	8.375%
Payable semi-annually in arrears	April 15th
October 15th

LIN Television | 6.375% Senior Notes
Long-term Debt
Summary of certain key terms including the LIBOR-based borrowing rates of the entity's senior secured credit facility	6 3/8% Senior Notes

6 3/8% Senior Notes
Final maturity date	1/15/2021
Annual interest rate	6.375%
Payable semi-annually in arrears	January 15th
July 15th

LIN Television | Senior Secured Credit Facility
Long-term Debt
Summary of certain key terms including the LIBOR-based borrowing rates of the entity's senior secured credit facility
The following table summarizes certain key terms including the LIBOR-based borrowing rates of our senior secured credit facility as of December 31, 2013 (in thousands):

	Credit Facility
	Revolving Facility	Term Loans	Incremental Term Loans
Final maturity date	10/26/2017	10/26/2017	12/21/2018
Available balance as of December 31, 2013	$70,000	$—	$—
Interest rates as of December 31, 2013:
Interest rate	0.17%	0.17%	1.00%
Applicable margin	2.75%	2.75%	3.00%
Total	2.92%	2.92%	4.00%